DERIVATIVE LIABILITIES - Schedule of changes in the carrying value of derivative warrant liabilities (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2020
Disclosure of financial liabilities [line items]
Warrants outstanding, beginning of period	18,687,500
Conversion to equity upon exercise of warrants	(1,743,850)	(1,743,850)
Warrants outstanding, end of period	16,943,650	16,943,650
Liabilities at beginning of period		$ 135,600
Revaluation of derivative warrant liabilities			$ 0
Liabilities at end of period	$ 74,212	74,212	$ 135,600
Derivative Liability, Warrants
Disclosure of financial liabilities [line items]
Liabilities at beginning of period	12,894
Conversion to equity upon exercise of warrants	(7,132)
Revaluation of derivative warrant liabilities	29,257
Liabilities at end of period	$ 35,019	$ 35,019